FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Feb. 28, 2014
FINANCIAL INSTRUMENTS [Abstract]
Schedule of Fair Value of Financial Instruments

The following table summarizes the carrying values of the Company's financial instruments:

	February 28,	February 28,
	2014	2013
Assets held at fair value(1)	19,011	36,802
Loans and receivables(2)	21,363	37,519
Other financial liabilities(3)	45,838	74,435
Liabilities held at fair value(4)	1,360	255

(1)	Includes cash, cash equivalents, contingent receivables and forward exchange contracts of $19

(2)	Includes trade receivables, deposits on inventory, vat receivable, and other & miscellaneous receivables

(3)	Includes accounts payable, accrued liabilities, debt facility, and lease obligations

(4)	Includes warrant liability and contingent liabilities

Financial instruments carried at fair value

As at February 28, 2014, the Company held the following Level 2 and Level 3 financial instruments carried at fair value on the consolidated balance sheet.

	Level 2	Level 3	Total
Financial Assets
Foreign exchange forward contracts	19	-	19

Financial Liabilities
Warrant liability	-	1,360	1,360

As at February 28, 2013, the Company held the following Level 2 and Level 3 financial instruments carried at fair value on the consolidated balance sheet.

	Level 2	Level 3	Total
Financial Assets
Contingent receivable	-	13,843	13,843

Financial Liabilities
Contingent liabilities	-	255	255

warrant liability measured at fair value

A reconciliation of the warrant liability measured at fair value with the use of significant unobservable inputs (Level 3) for the year ended February 28, 2014 follows:

Year ended February 28, 2014
	Warrants	$

Balance at March 1, 2013	-	-
Issuance of warrants	8,932,500	6,425
Fair value adjustment - warrant liability	-	(3,235)
Exercise of warrants	(5,761,500)	(1,830)
Balance at February 28, 2014	3,171,000	1,360